INCOME TAX EXPENSE AND DEFERRED TAXES - Reconciliation of the tax expense using the statutory rate with the tax expense using the effective rate (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of the tax expense using the statutory rate with the tax expense using the effective rate
Net income before taxes	$ 203,208,988	$ 178,022,719	$ 236,413,116
Tax expense at legal rate (27.0%)	(54,866,427)	(48,066,134)	(63,831,541)
Effect of a different tax rate in other jurisdictions	860,745	1,032,950	(3,471,705)
Non-taxable revenues	10,868,055	2,417,582	9,507,807
Non-deductible expenses	(2,935,310)	(6,007,898)	(4,664,045)
Tax effect of excess tax provision in previous periods	13,250,594	113,747	(3,316,278)
Tax effect of price-level restatement for Chilean companies	(15,794,098)	(5,936,464)	5,199,589
Subsidiaries tax withholding expense and other legal tax debits and credits	24,175,231	6,375,982	(590,718)
Adjustments to tax expense	7,828,362	(7,872,215)	6,136,355
Tax expense at effective rate	$ (46,177,320)	$ (54,905,399)	$ (61,166,891)
Effective rate	22.70%	30.80%	25.90%